Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Taxes

Deferred taxes are comprised of the following components:

	As of December 31	As of December 31
	2024	2023
	USD in thousands
Deferred tax assets
Deferred research and development expenses	61	77
Intangible assets	-	168
Employee compensation and benefits	7	28
Operating loss carryforward	102	-

Total deferred tax assets	170	273

Deferred tax liabilities:
Intangible assets associated with business combinations	1,024	1,465
Total deferred tax liabilities	1,024	1,465

Schedule of Tax Expense (Benefit)	Tax expense (benefit) included in the consolidated statements of income/loss and other comprehensive income/loss for the periods presented:
	Year ended December 31,
	2024	2023	2022
	USD in thousands
Current tax expenses	171	319	813
Tax benefit in respect of prior years	9	(160)	(82)
Deferred tax expenses (income)	(437)	(233)	(620)
Tax expense (benefit)	(257)	(74)	111

Schedule of Carryforward Tax Losses	Available carryforward tax losses
	December 31, 2024	December 31, 2023
	USD in thousands
Xylo Technologies	55,000	65,000
Eventer	2,791	2,945
Charging Robotics Inc.	1,599	905
GERD IP	4,030	3,089
Gix Internet	19,604	18,971

Schedule of Reconciliation of the Theoretical Tax Expenses

The following is reconciliation between the “theoretical” tax, which would apply to the Group if all of its income were taxed at the regular rate applicable to the Company in Israel and the amount of tax reflected in the consolidated statements of loss and other comprehensive loss for the reported year:

	2024	2023	2022
	USD in thousands
Loss before taxes on income	(12,262)	(21,806)	(10,097)
Theoretical tax rate	23%	23%	23%
Theoretical tax benefit	(2,820)	(5,015)	(2,322)
Disallowed deductions (tax exempt income):
Change in fair value of assets and liabilities measured at fair value through profit or loss	(833)	862	(38)
Share-based compensation	80	178	183
Profit recognized upon first time consolidation	-	-	(529)
Non-deductible expenses	873	547	723
Equity losses	84	945	611
Net loss (gain) from derecognition of investments accounted for using the equity method upon loss of significant influence	(34)	513	-
Different tax rates applicable to subsidiaries	92	(46)	(360)
Tax benefits in respect of prior years	9	29	(84)
Other	10	95	17
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	2,282	1,818	1,910
Tax expense (benefit)	(257)	(74)	111